SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
12	SHARE BASED COMPENSATION

Share options

On September 22, 2008, Tarena International adopted the 2008 Share Plan (the “2008 Plan”), pursuant to which Tarena International is authorized to issue share options and other share-based awards to key employees, directors and consultants of the Company to purchase up to 6,002,020 of its Class A ordinary shares (being retroactively adjusted to reflect the effect of the share split) under the 2008 Plan. On November 28, 2012, the Company increased the number of Class A ordinary shares authorized for issuance under the 2008 Plan to 8,184,990 Class A ordinary shares. Share options issued before September 22, 2008 are also administered under the 2008 Plan.

On February 1, 2014, Tarena International adopted the 2014 Share Plan (the “2014 Plan”), pursuant to which Tarena International was authorized to issue options, non-vested shares and non-vested share units to qualified employees, directors and consultants of the Company. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan, or the Award Pool, is 1,833,696, provided that the shares reserved in the Award Pool shall be increased on the first day of each calendar year, commencing with January 1, 2015, if the unissued shares reserved in the Award Pool on such day account for less than 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding calendar year, as a result of which increase the shares unissued and reserved in the Award Pool immediately after each such increase shall equal 2% of the total number of shares issued and outstanding on a fully-diluted basis on December 31 of the immediately preceding calendar year.

On January 1, 2011 and September 26, 2011, the board of directors of Tarena International approved the grant of options to purchase 124,000 and 1,533,020 ordinary shares of Tarena International to certain employees and directors. These options vest over a five-year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO as defined in the Plan, (ii) a liquidation event as defined in the Company's Memorandum and Articles of Association, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International's ordinary shares on January 1, 2011 and September 26, 2011 was determined to be US$0.63 and US$0.83 per share, respectively.

On January 1, 2013, the board of directors of Tarena International approved the grant of options to certain employees to purchase 2,029,386 ordinary shares of Tarena International. These options vest over a four year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO as defined in the Plan, (ii) a liquidation event as defined in the Company's Memorandum and Articles of Association, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years.

On September 16, 2013, the board of directors of Tarena International approved the grant of options to an employee to purchase 30,000 ordinary shares of Tarena International. 25% of the options will be vested at the closing of the Company's IPO while the remaining 75% will vest over a four-year period, that can only be exercised upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years.

On September 16, 2013, the board of directors of Tarena International approved the grant of options to an officer to purchase 458,424 ordinary shares of Tarena International. If the Company undertakes any additional round of financing or any other activities to effect an increase of the total shares outstanding on a fully diluted basis before the IPO, the officer will be granted additional share options at the same exercise price. The total number of share options the officer will be granted will be equal to not less than 1% of the Company's total shares outstanding on a fully diluted basis on the date immediately preceding the closing of the Company's IPO. 25% of the options will be immediately and fully vested at the closing of the Company's IPO while the remaining 75% will vest over a four-year period, that can only be exercised upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International's ordinary shares on January 1, 2013 and September 16, 2013 was determined to be US$3.75 and US$5.69 per share, respectively.

On February 20, 2014, the board of the directors of Tarena International approved the grant of options to certain officers and employees to purchase 1,805,784 ordinary shares of Tarena International. The options vest over a four year period. The option holders can only exercise their vested options upon the occurrence of the earliest of (i) a qualified IPO, (ii) a liquidation event, or (iii) the five-year anniversary of the option grant date. The options have a contractual term of ten years. The fair value of Tarena International's ordinary shares on February 20, 2014 was determined to be US$8.60 per share.

A summary of share options activity for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at December 31, 2011	5,844,020	0.36
Granted	—	—
Exercised	—	—
Forfeited	(205,000)	0.06
Expired	—	—

Outstanding at December 31, 2012	5,639,020	0.37

Granted	2,517,810	1.83
Exercised	—	—
Forfeited	(22,000)	1.83
Expired	—	—

Outstanding at December 31, 2013	8,134,830	0.82
Granted	1,805,784	3.05
Exercised	(1,786,449)	0.14		25,047,974
Forfeited	(115,215)	2.91
Expired	—	—

Outstanding at December 31, 2014	8,038,950	1.44	6.19	77,657,938

Vested and expected to vest as of December 31, 2014	7,383,591	1.33	5.99	72,163,881

Exercisable as of December 31, 2014	4,420,502	0.77	4.42	45,664,778

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Expected volatility	—	52%	51.7%
Expected dividends yield	—	0%	0%
Exercise multiple	—	2.2	2.2
Risk-free interest rate per annum	—	2.27%-3.38%	3.81%
Estimated fair value of underlying ordinary shares (per share)	—	US$3.75-US$5.69	US$8.60

Because the Company's ordinary shares did not have a trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry.

The estimated fair value of the underlying ordinary shares on each date of grant prior to September 2013, was determined by management based on a retrospective valuation conducted by American Appraisal. The estimated fair values of the underlying ordinary shares on September 16, 2013 and February 20, 2014 were determined by management based on a contemporaneous valuation conducted by American Appraisal. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares.

No income tax benefit was recognized in the consolidated statements of comprehensive income as the share-based compensation expense was not tax deductible.

The fair values of the options granted for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Weighted average grant date fair value of option per share	—	2.13	6.35
Aggregate grant date fair value of options	—	5,372,463	11,467,907

As of December 31, 2014, there was approximately US$10,197,608 of total unrecognized compensation cost related to unvested share options. The unrecognized compensation costs are expected to be recognized over a weighted average period of approximately 2.55 years.

Non-vested shares

On April 3, 2014, the board of directors of Tarena International approved the grant of two batches of non-vested shares to three independent directors. The number of the first batch of non-vested shares is equal to 27,780 shares, which was calculated as US$250,000 divided by US$9, i.e. the IPO price of ordinary share of Tarena International. Conditioned on the Grantee's continuous services as a director of the Company, a second batch of non-vested shares should be granted with the number equal to US$250,000 divided by the closing price of ordinary share of Tarena International on April 3, 2015. One hundred percent of the first batch of non-vested shares shall vest on the April 3, 2015. One hundred percent of the second batch of non-vested shares shall vest on April 3, 2016. Grantees of non-vested shares have no voting rights or dividend rights with respect to shares that have not been vested.

On November 11, 2014, the board of directors of Tarena International approved the grant of 1,944 non-vested shares to 8 employees. One hundred percent of the non-vested shares shall vest immediately on the grant date.

A summary of the non-vested shares activity under the 2014 Share Plan is summarized as follows:

	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
		US$
Outstanding as of December 31, 2013	—	—
Granted	29,724	9.38
Vested	(1,944)	13.95
Forfeited	—	—

Outstanding as of December 31, 2014	27,780	9.06

As of December 31, 2014, there was approximately US$41,493 of total unrecognized compensation cost related to non-vested shares, which is expected to be recognized over a weighted average period of approximately 0.25 years. The total fair value of shares vested during the year ended December 31, 2014 was US$27,120.